Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Related Party Transactions

16.  Related Party Transactions

The table below sets forth the related parties and their relationships with the Group:

Related Party	Relationship with the Group
Ms. Haiyan Gong	Nominee shareholder of the VIEs, co-chief executive officer of the Company and the Company’s shareholder.

During the years presented in the financial statements, there were no significant related party transactions.

As of December 31, 2010, the amounts due from/to a related party were as follows:

December 31,
2010
RMB

Ms. Haiyan Gong:
Receivables from	1,000
Payables to	993

On November 11, 2010, the Group advanced RMB1,000 with interest free to Ms. Haiyan Gong, which matures on November 11, 2011, with an automatic one-year extension at each maturity date. Ms. Haiyan Gong repaid the outstanding amount due under this advance in January 2011.

On November 11, 2010, the Group borrowed US$150 from Ms. Haiyan Gong in connection with the establishment of Beijing Miyuan. The amount is interest-free and repayable on November 11, 2011, with an automatic one-year extension at each maturity date. The Group repaid the outstanding amount due under this borrowing in May 2011.